Segment information (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Disclosure of Operating Segments
As of and for the year ended March 31, 2024

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	41,080,731	3,447,195	567,399	—	45,095,325
Inter-segment revenues and transfers	185,473	37,003	800,766	(1,023,242)	—
Total	41,266,204	3,484,198	1,368,164	(1,023,242)	45,095,325
Operating expenses	36,644,729	2,914,175	1,192,923	(1,009,437)	39,742,390

Operating income	4,621,475	570,023	175,241	(13,805)	5,352,934

Total assets	29,351,344	43,834,183	3,011,363	13,917,406	90,114,296
Investments accounted for using the equity method	5,114,364	110,308	282,888	202,546	5,710,106
Depreciation and amortization	1,268,479	784,013	34,574	—	2,087,066
Capital expenditures	2,011,361	2,763,931	103,242	(30,492)	4,848,042

As of and for the year ended March 31, 2025

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	42,996,299	4,437,827	602,578	—	48,036,704
Inter-segment revenues and transfers	203,566	43,353	844,536	(1,091,455)	—

Total	43,199,865	4,481,180	1,447,114	(1,091,455)	48,036,704
Operating expenses	39,259,587	3,797,661	1,265,920	(1,082,050)	43,241,118

Operating income	3,940,278	683,519	181,194	(9,405)	4,795,586

Total assets	30,117,987	46,770,786	2,884,421	13,828,157	93,601,350
Investments accounted for using the equity method	5,201,784	112,640	309,121	174,505	5,798,051
Depreciation and amortization	1,378,107	838,167	34,958	—	2,251,233
Capital expenditures	2,193,872	3,687,890	100,941	8,565	5,991,268
As of and for the year ended March 31, 2026

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	45,201,924	4,819,003	664,026	—	50,684,952
Inter-segment revenues and transfers	215,779	38,112	987,387	(1,241,278)	—

Total	45,417,703	4,857,115	1,651,412	(1,241,278)	50,684,952
Operating expenses	42,640,654	4,005,394	1,519,333	(1,246,644)	46,918,736

Operating income	2,777,049	851,722	132,079	5,366	3,766,216

Total assets	33,182,372	53,741,709	4,066,133	14,532,118	105,522,331
Investments accounted for using the equity method	4,763,577	124,393	304,242	150,336	5,342,548
Depreciation and amortization	1,417,242	920,432	54,846	—	2,392,519
Capital expenditures	2,453,641	3,511,937	64,749	29,452	6,059,779

Disclosure of Geographic Information
Revenues from external customers and
non-current
assets attributable to each country, including the entity’s country of domicile and foreign countries, for the years ended March 31, 2024, 2025 and 2026 are as follows:
Revenues from external customers

	Yen in millions
	For the years ended March 31,
	2024	2025	2026
Japan	10,193,556	10,719,120	10,985,614
United States	15,784,361	16,981,710	18,493,969
Other	19,117,407	20,335,874	21,205,369

Total	45,095,325	48,036,704	50,684,952

Non-current
assets

	Yen in millions
	March 31,
	2024	2025	2026
Japan	5,827,404	6,246,879	6,525,712
United States	6,679,478	7,242,318	8,388,696
Other	3,979,378	4,214,833	4,874,091

Total	16,486,260	17,704,029	19,788,499